PREPAID EXPENSES (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid expense	$ 270,958	$ 354,878	$ 100,912
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Prepaid expense		$ 355,467